Stock Based and Other Management Compensation - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 3 months 18 days
Granted	979,790
Allocated Share-based Compensation Expense	$ 1,151,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	193,744
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 10,400,000	$ 8,900,000
Deferred and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	48,983
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 5,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 12.88	$ 0.00
Granted	$ 13.94
Omnibus Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	15,000,000
Omnibus Equity Incentive Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	979,790
Omnibus Equity Incentive Plan | Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	42,243
Omnibus Equity Incentive Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	6,740
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1,000,000
Director [Member] | Deferred and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	48,983
Director [Member] | Deferred and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 15.00
Director [Member] | Deferred and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 19.44
Board of Directors [Member] | Deferred and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	21,413